Segment Information (Segment Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Interest Income	$ 16,712	$ 16,594	$ 16,393	$ 16,649	$ 16,612	$ 16,407	$ 16,203	$ 16,264	$ 15,107	$ 32,937	$ 33,261	$ 66,248	$ 63,981	$ 48,671
Net Gains on Sales of Loans	809			676						1,563	1,389	3,234	2,381	2,160
Net Gains on Securities	467			76						1,080	94	1,667	3,024	0
Trust and Investment Product Fees	814			664						1,631	1,360	2,657	2,145	1,582
Insurance Revenues	1,379			1,358						3,163	2,749	5,524	5,819	5,347
Noncash Items:
Provision for Loan Losses	(200)			391						150	1,081	2,412	6,800	5,225
Depreciation and Amortization	1,125			1,243						2,224	2,499	4,688	5,139	3,720
Income Tax Expense (Benefit)	3,229			2,701						5,743	5,229	10,669	7,726	5,623
Segment Profit (Loss)	6,532	6,194	6,292	5,967	5,602	5,573	5,167	4,864	4,645	12,341	11,569	24,055	20,249	13,405
Segment Assets	2,010,612	2,006,300				1,873,767				2,010,612		2,006,300	1,873,767	1,375,888
Core Banking [Member]
Segment Reporting Information [Line Items]
Net Interest Income	17,004			17,163						33,768	34,304	68,311	66,099	50,460
Net Gains on Sales of Loans	809			676						1,563	1,389	3,234	2,381	2,160
Net Gains on Securities	467			76						1,080	94	1,667	2,089	0
Trust and Investment Product Fees	1			2						4	3	5	3	2
Insurance Revenues	6			6						15	16	23	67	61
Noncash Items:
Provision for Loan Losses	(200)			391						150	1,081	2,412	6,800	5,225
Depreciation and Amortization	973			1,095						1,923	2,204	4,099	4,481	2,865
Income Tax Expense (Benefit)	3,626			2,980						6,370	5,855	11,999	9,171	7,181
Segment Profit (Loss)	6,833			6,227						12,681	12,159	25,118	20,855	15,325
Segment Assets	2,019,229	2,006,992				1,875,417				2,019,229		2,006,992	1,875,417	1,368,348
Trust and Investment Advisory Services [Member]
Segment Reporting Information [Line Items]
Net Interest Income	6			7						11	10	21	16	8
Net Gains on Sales of Loans	0			0						0	0	0	0	0
Net Gains on Securities	0			0						0	0	0	0	0
Trust and Investment Product Fees	813			663						1,628	1,359	2,657	2,147	1,585
Insurance Revenues	6			9						19	27	36	13	26
Noncash Items:
Provision for Loan Losses	0			0						0	0	0	0	0
Depreciation and Amortization	8			5						15	10	24	26	29
Income Tax Expense (Benefit)	(24)			(10)						(26)	(58)	(187)	(353)	(259)
Segment Profit (Loss)	(41)			(20)						(49)	(97)	(298)	(545)	(385)
Segment Assets	11,548	11,551				11,801				11,548		11,551	11,801	2,193
Insurance [Member]
Segment Reporting Information [Line Items]
Net Interest Income	5			10						12	17	34	22	27
Net Gains on Sales of Loans	0			0						0	0	0	0	0
Net Gains on Securities	0			0						0	0	0	0	0
Trust and Investment Product Fees	0			0						0	0	0	0	0
Insurance Revenues	1,367			1,343						3,129	2,706	5,465	5,755	5,282
Noncash Items:
Provision for Loan Losses	0			0						0	0	0	0	0
Depreciation and Amortization	106			105						211	210	415	482	826
Income Tax Expense (Benefit)	40			66						187	106	181	272	(56)
Segment Profit (Loss)	27			89						238	145	250	352	(130)
Segment Assets	8,395	8,333				7,948				8,395		8,333	7,948	8,426
Other [Member]
Segment Reporting Information [Line Items]
Net Interest Income	(303)			(531)						(854)	(1,070)	(2,118)	(2,156)	(1,824)
Net Gains on Sales of Loans	0			0						0	0	0	0	0
Net Gains on Securities	0			0						0	0	0	935	0
Trust and Investment Product Fees	0			(1)						(1)	(2)	(5)	(5)	(5)
Insurance Revenues	0			0						0	0	0	(16)	(22)
Noncash Items:
Provision for Loan Losses	0			0						0	0	0	0	0
Depreciation and Amortization	38			38						75	75	150	150	0
Income Tax Expense (Benefit)	(413)			(335)						(788)	(674)	(1,324)	(1,364)	(1,243)
Segment Profit (Loss)	(287)			(329)						(529)	(638)	(1,015)	(413)	(1,405)
Segment Assets	$ (28,560)	$ (20,576)				$ (21,399)				$ (28,560)		$ (20,576)	$ (21,399)	$ (3,079)